One Bush Street
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San Francisco, CA 94104-4446
+1 415 262 4500 Main
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www.dechert.com

MARK PERLOW

mark.perlow@dechert.com
+1 415 262 4530 Direct
+1 415 262 4555 Fax

March 3, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE

Washington, D.C. 20549-4720

Re:	The Private Shares Fund (the “Registrant”) (F ile Nos. 333-184361 and 811-22759)

Ladies and Gentlemen:

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 486(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 15 (“PEA 15”) to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the 1933 Act and Amendment No. 23 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 15 is being filed to make certain changes to the Registrant’s principal investment strategies that could be deemed to be material.

If you have any questions relating to this filing, please do not hesitate to contact me at 415.262.4530.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow

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